Consolidated Statements of Stockholders’ Equity (Deficit) - USD ($)		Common Stock		Stock Subscription Receivable	Additional Paid-in Capital		Accumulated Deficit	Accumulated Other Comprehensive Income	Treasury Stock		Non controlling Interest	Total
Balance at Dec. 31, 2021		$ 2,893	[1]	$ (2,257,400)	$ 58,139,700	[1]	$ (38,481,200)	$ 539,660	$ (9,100,000)		$ 26,689	$ 8,870,342
Balance (in Shares) at Dec. 31, 2021	[1]	2,893,089							(27,535)
Issuance of common shares for cash		$ 200	[1]		3,663,725	[1]						3,663,925
Issuance of common shares for cash (in Shares)	[1]	200,000
Issuance of common shares for consulting service		$ 193	[1]		4,891,695	[1]						4,891,888
Issuance of common shares for consulting service (in Shares)	[1]	193,101
Stock-based compensation for services			[1]	902,960		[1]						902,960
Stock-based compensation for options granted			[1]		1,241,930	[1]						1,241,930
Net loss for the year							(16,423,239)				110,865	(16,312,374)
Cumulative transaction adjustments			[1]			[1]		(22,532)				(22,532)
Balance at Dec. 31, 2022		$ 3,286	[1]	(1,354,440)	67,937,050	[1]	(54,904,439)	517,128	$ (9,100,000)		137,554	3,236,139
Balance (in Shares) at Dec. 31, 2022	[1]	3,286,190							(27,535)
Issuance of common shares for cash		$ 300	[1]		1,049,700	[1]						1,050,000
Issuance of common shares for cash (in Shares)	[1]	300,000
Issuance of common shares for consulting service		$ 52	[1]		732,696	[1]						$ 732,748
Issuance of common shares for consulting service (in Shares)		51,941	[1]							[1]		29,600
Issuance of common shares for property		$ 370	[1]		7,399,630	[1]						$ 7,400,000
Issuance of common shares for property (in Shares)	[1]	370,000
Issuance of common shares upon exercise of convertible notes		$ 3,732	[1]		3,302,380	[1]						3,306,112
Issuance of common shares upon exercise of convertible notes (in Shares)	[1]	3,732,167
Warrant issued with convertible notes payable			[1]		1,706,338	[1]						1,706,338
Issuance of pre-funded warrant			[1]		700,000	[1]						700,000
Exercise of pre-funded warrant		$ 200	[1]		(200)	[1]
Exercise of pre-funded warrant (in Shares)	[1]	200,000
Stock-based compensation for services			[1]	902,960		[1]						902,960
Net loss for the year							(10,515,656)				(394,632)	(10,910,288)
Cumulative transaction adjustments			[1]			[1]		(741)				(741)
Distribute as Employee Compensation			[1]		(190,628)	[1]			$ 198,332			7,704
Distribute as Employee Compensation (in Shares)	[1]								591
Balance at Dec. 31, 2023		$ 7,940	[1]	$ (451,480)	$ 82,636,966	[1]	$ (65,420,095)	$ 516,387	$ (8,901,668)		$ (257,078)	$ 8,130,972
Balance (in Shares) at Dec. 31, 2023	[1]	7,940,298							(26,553)

[1]	Prior period results have been adjusted to reflect the 1-for-10 reverse stock split effected on July 25, 2023.